LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related Party	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
2021	$ 119,856	¥ 847,346
2022	126,271	892,701
2023	137,979	975,474
2024	150,773	1,065,921
2025	164,752	1,164,755
Thereafter	464,007	3,280,402
Total	$ 1,163,638	¥ 8,226,599	¥ 8,977,001